Contractual Maturities of Borrowings (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 36,500
Long-term Debt, Maturities, Repayments of Principal in Year Two	39,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	43,000	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	18,500
Long-term Debt, Maturities, Repayments of Principal in Year Five	19,094	[2]
Long-term Debt, Maturities, Repayments of Principal after Year Five	22,248	[3]
Long-term Debt	$ 178,342
Long-term Debt, Weighted Average Interest Rate, at Point in Time	1.92%
FHLB Advances Callable Advances Included in Maturities in Year Three Callable in Year One	$ 3,000
FHLB Advances Callable Advances Included in Maturities in Year Five Callable in Year Two	4,000
FHLB Advances, maturity after five years, callable during 2020	6,000
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	36,500
Long-term Debt, Maturities, Repayments of Principal in Year Two	39,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	43,000	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	18,500
Long-term Debt, Maturities, Repayments of Principal in Year Five	19,094	[2]
Long-term Debt, Maturities, Repayments of Principal after Year Five	14,000	[3]
Long-term Debt	$ 170,094
Long-term Debt, Weighted Average Interest Rate, at Point in Time	1.86%
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 0
Long-term Debt, Maturities, Repayments of Principal in Year Two	0
Long-term Debt, Maturities, Repayments of Principal in Year Three	0
Long-term Debt, Maturities, Repayments of Principal in Year Four	0
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	8,248
Long-term Debt	$ 8,248
Long-term Debt, Weighted Average Interest Rate, at Point in Time	3.29%

[1]	(1) Includes FHLB advances of $3.0 million that are callable during 2018.
[2]	(2) Includes an FHLB advance of $4.0 million that is callable during 2019.
[3]	(3) Includes FHLB advances of $6.0 million that are callable during 2020.